Financial Assets Measured at Amortized Cost (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Assets Measured at Amortized Cost [Abstract]
Amount of expected credit losses	R$ 397	R$ 400
Amount of fraud risk (chargeback)	2,225	7,356
Allowance of expected credit losses	R$ 3,155,386	R$ 864,220